SUMMARY OF ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012
Restricted Cash and Cash Equivalents, Current	$ 250,000		$ 250,000		$ 1,000,000	$ 250,000
Loss on Reduction of Inventory	6,077	0	29,884	0	92,026	121,910
Selling Expense	(87,704)	0	(281,971)	0		(455,026)
ForeCYTE kits
Selling Expense			$ 36,741		$ 0